THE PURISIMA FUNDS

                        Supplement dated December 1, 2004
       to the Statement of Additional Information dated December 29, 2003
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Effective December 6, 2004, the following supplements the section
"DISTRIBUTION OF SHARES - DISTRIBUTION Agreement" on page 27 of the Statement of Additional Information:

      Effective December 6, 2004, Quasar Distributors LLC, replaces Purisima Securities, LLC as the Funds' principal underwriter.